SCHEDULE OF RELATED PARTIES TRANSACTIONS (Details) - USD ($)		Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Amounts due to related parties		$ 3,694,989	$ 4,913,964
Zhida Hong [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]	3,297,951	3,727,371
Bihua Yang [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[2]	31,738	370,523
Dewu Huang [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[3]	212,290	712,064
Jinlong Huang [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		$ 153,010	$ 104,006

[1]	The decrease was due to net repayment of debt due to Zhida Hong. During year ended March 31, 2022, the Company received financial support of approximately $0.5 million from Zhida Hong and repaid approximately $0.9 million of debts due to him.
[2]	Being financial support from Bihua Yang for XKJ’s daily operation.
[3]	The decrease of related party debt was mainly due to the repayment of the debt.